PP&E (Tables)	12 Months Ended
Dec. 31, 2024
PP&E
Schedule of PP&E

	As of December 31,
	2024	2023
PP&E	5,337,858	6,098,939
Allowance for obsolescence and impairment of materials	(39,346)	(58,412)
Impairment allowance of PP&E	(16,761)	(6,585)
	5,281,751	6,033,942

Schedule of nature and movements of property, plant and equipment

Details on the nature and movements of PP&E as of December 31, 2024 and 2023 are as follows:

	Gross						Gross
	value as						value as
	of	Incorporation		Currency			of
	December 31,	by acquisition		translation	Transfers and		December 31,
	2023	(Note 28)	CAPEX	adjustments	reclassifications	Decreases	2024
Real estate	1,200,326	767	59	(9,795)	(368)	(654)	1,190,335
Switching equipment	482,608	4,336	1,306	(32,936)	605,694	(44)	1,060,964
Fixed network and transportation	5,739,248	79,654	189,499	(74,509)	(249,499)	(228,589)	5,455,804
Mobile network access	1,337,263	—	36,430	(76,448)	109,933	(52)	1,407,126
Tower and pole	322,089	—	—	(11,755)	5,486	—	315,820
Power equipment and Installations	519,694	—	10,595	(29,286)	33,076	—	534,079
Computer equipment	2,178,452	1,901	119,421	(32,188)	28,519	—	2,296,105
Goods lent to customers at no cost	383,397	10,472	9,494	(13,056)	67,679	(159,010)	298,976
Vehicles	185,581	1,034	1,084	(2,061)	(1,610)	(8,732)	175,296
Machinery, diverse equipment and tools	229,047	751	1,240	(3,447)	4,090	—	231,681
Other	92,421	587	4,685	(2,223)	921	(16)	96,375
Construction in progress	423,538	857	123,965	(17,892)	(335,209)	(984)	194,275
Materials	570,102	2,009	142,471	(20,465)	(261,944)	874	433,047
Total	13,663,766	102,368	640,249	(326,061)	(*)6,768	(397,207)	13,689,883

(*)Includes $(4,902) million reclassified to Assets classified as held for sale (see Note 3.j), and $11,670 reclassified to impairment allowance of PP&E related to construction in progress.

	Accumulated							Accumulated
	depreciation							depreciation	Net carrying
	as of	Incorporation		Currency				as of	value as of
	December 31,	by acquisition		translation				December 31,	December 31,
	2023	(Note 28)	Depreciation	adjustments	Reclassifications		Decreases	2024	2024
Real estate	(281,571)	(118)	(45,240)	5,173		2,221	313	(319,222)	871,113
Switching equipment	(351,954)	(2,845)	(61,818)	12,955		(443,605)	44	(847,223)	213,741
Fixed network and transportation	(3,376,863)	(70,500)	(519,632)	47,603		443,605	228,589	(3,247,198)	2,208,606
Mobile network access	(915,064)	—	(121,493)	11,778		738	52	(1,023,989)	383,137
Tower and pole	(157,437)	—	(19,748)	3,031		(70)	—	(174,224)	141,596
Power equipment and Installations	(295,833)	—	(44,250)	8,657		(59)	—	(331,485)	202,594
Computer equipment	(1,631,860)	(1,745)	(239,994)	19,056		(226)	—	(1,854,769)	441,336
Goods lent to customers at no cost	(156,048)	(9,422)	(143,423)	4,057		—	159,010	(145,826)	153,150
Vehicles	(145,394)	(698)	(6,051)	976		1,229	8,562	(141,376)	33,920
Machinery, diverse equipment and tools	(196,493)	(695)	(6,264)	2,698		(1,561)	—	(202,315)	29,366
Other	(56,310)	(526)	(9,345)	1,767		—	16	(64,398)	31,977
Construction in progress	—	—	—	—		—	—	—	194,275
Materials	—	—	—	—		—	—	—	433,047
Total	(7,564,827)	(86,549)	(1,217,258)	117,751	(*)	2,272	396,586	(8,352,025)	5,337,858

(*)Reclassified to Assets classified as held for sale (see Note 3.j).

	Gross					Gross
	value as					value as
	of		Currency			of
	December 31,		translation	Transfers and		December 31,
	2022	CAPEX	adjustments	reclassifications	Decreases	2023
Real estate	1,185,750	1,193	(700)	14,701	(618)	1,200,326
Switching equipment	443,252	19,410	(5,084)	25,030	—	482,608
Fixed network and transportation	5,592,069	179,871	31,344	227,115	(291,151)	5,739,248
Mobile network access	1,181,490	5	23,754	132,154	(140)	1,337,263
Tower and pole	311,076	—	2,370	8,916	(273)	322,089
Power equipment and Installations	477,066	9,901	10,604	22,125	(2)	519,694
Computer equipment	1,996,540	161,056	(17,326)	38,206	(24)	2,178,452
Goods lent to customers at no cost	540,942	35,712	(3,349)	74,398	(264,306)	383,397
Vehicles	180,166	5,426	584	—	(595)	185,581
Machinery, diverse equipment and tools	225,235	2,831	(1,123)	2,104	—	229,047
Other	83,233	4,046	1,004	4,138	—	92,421
Construction in progress	486,683	174,354	30,717	(267,815)	(401)	423,538
Materials	678,085	163,772	9,373	(281,072)	(56)	570,102
Total	13,381,587	757,577	82,168	—	(557,566)	13,663,766

	Accumulated				Accumulated
	depreciation				depreciation	Net carrying
	as of		Currency	Decrease	as of	value as of
	December 31,		translation	and	December 31,	December 31,
	2022	Depreciation	adjustments	reclassifications	2023	2023
Real estate	(238,584)	(47,491)	4,069	435	(281,571)	918,755
Switching equipment	(294,519)	(74,221)	16,786	—	(351,954)	130,654
Fixed network and transportation	(3,076,820)	(577,957)	(13,237)	291,151	(3,376,863)	2,362,385
Mobile network access	(775,415)	(155,903)	16,148	106	(915,064)	422,199
Tower and pole	(140,673)	(20,934)	3,965	205	(157,437)	164,652
Power equipment and Installations	(252,384)	(47,659)	4,210	—	(295,833)	223,861
Computer equipment	(1,368,985)	(289,252)	26,353	24	(1,631,860)	546,592
Goods lent to customers at no cost	(219,833)	(208,534)	8,013	264,306	(156,048)	227,349
Vehicles	(138,934)	(7,294)	257	577	(145,394)	40,187
Machinery, diverse equipment and tools	(192,537)	(5,634)	1,678	—	(196,493)	32,554
Other	(44,291)	(11,388)	(631)	—	(56,310)	36,111
Construction in progress	—	—	—	—	—	423,538
Materials	—	—	—	—	—	570,102
Total	(6,742,975)	(1,446,267)	67,611	556,804	(7,564,827)	6,098,939

Schedule of movements in valuation allowance for materials and impairment of materials

	Years ended December 31,
	2024	2023
At the beginning of the year	(58,412)	(75,112)
Uses	18,313	17,190
Currency translation adjustments	753	(490)
At the end of the year	(39,346)	(58,412)

Schedule of movements in the impairment of PP&E

	Years ended December 31,
	2024	2023
At the beginning of the year	(6,585)	(6,380)
(Increases)	—	(205)
Reclasifications	(11,670)	—
Uses	1,494	—
At the end of the year	(16,761)	(6,585)